Business Combinations (Detail Textuals 1)	0 Months Ended				3 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended
	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Mar. 31, 2014 Apex USD ($)	Mar. 31, 2014 Apex CAD	Dec. 31, 2013 Apex USD ($)	Dec. 31, 2013 Apex CAD	Jun. 04, 2012 Apex Fair Value USD ($)	Jun. 04, 2012 Apex Fair Value CAD	Mar. 31, 2014 Apex Fair Value USD ($)	Mar. 31, 2014 Apex Fair Value CAD	Sep. 30, 2013 Securities Purchase Agreement [Member] Apex USD ($)	Sep. 30, 2013 Securities Purchase Agreement [Member] Apex CAD	Jun. 04, 2012 Securities Purchase Agreement [Member] Apex USD ($)	Jun. 04, 2012 Securities Purchase Agreement [Member] Apex CAD
Business Acquisition [Line Items]
Amount paid in consideration, Apex shares acquired	$ 4,801,000	5,000,000	$ 4,801,000	5,000,000	$ 713,000	735,000			$ 1,033,000	1,076,000	$ 1,033,000	1,076,000
Undiscounted payment in consideration for Apex achieving certain levels of EBITDA			3,360,700	3,500,000	331,000	341,000
Earn out consideration									1,186,000				331,000	341,000	1,033,000	1,076,000
Additional purchase consideration			319,000	341,000
Operating Expenses							713,000	735,000
Potential additional purchase consideration											308,000	341,000
Fair value of bonus to be paid to CEO					153,000	160,000		160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized					$ 144,000	160,000		160,000